Operating Segments	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
OPERATING SEGMENTS
Note 23:-	operating segments

a.	General:

The Group is engaged through seven directly held subsidiaries; Matrix; Sapiens; Magic Software; Michpal, Zap, Insync and Ofek; and one jointly controlled entity: TSG, in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training and integration.

Matrix

Matrix IT Ltd. is Israel’s leading IT services company. Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services, project management services and comprehensive consulting and management services in complex infrastructure projects, urban and environment planning – all in accordance with its customers’ specific needs. Matrix also provides upgrading and expansion of existing software systems.

Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Information Technology (IT) Software solutions and services, Consulting & Management in Israel; (2) Information Technologies (IT) Software solutions and services in the U.S; (3) Training and integration; (4) Computer and cloud infrastructure and integration solutions; and (5) Software product marketing and support.

Information Technologies (IT) Software solutions and services, Consulting & Management in Israel:

The software solutions and services in Israel provided by Matrix consist mainly of providing tailored software solutions and upgrading and expanding mainly existing large-scale software systems. These services include, among others, developing customized software, adapting software to the customer’s specific needs, implementing software and modifying it based on the customer’s needs, outsourcing, software project management, software testing and QA and integrating all or part of the above elements.

Furthermore, the activity in this segment includes project management consulting services and multi-disciplinary operational and engineering consulting services, including supervision of complex engineering projects, all according to client specific needs as the scope of work invested in each element varies from one customer to the other. In 2021, activity in software solutions and value-added services in Israel accounted for approximately 54% of Matrix’s revenues and approximately 57% of its operating income.

Information Technologies (IT) Software solutions and services in the United States:

Matrix’s activities in this segment are primarily providing software solutions and services of Governance Risk and Compliance (“GRC”) experts, including activities on the following topics: risk management, management and prevention of fraud, anti-money laundering, trade surveillance as well as, specialized advisory services in the area of compliance with financial regulation and operational services, through Matrix-IFS (formerly Exzac Inc.), a wholly owned subsidiary of Matrix, as well as providing solutions and specialized technological services in areas such as: portals, BI (Business Intelligence) DBA (Data Base Administration), CRM (Customer Relation Management) and EIM (Enterprise Information Management). Furthermore, the activity in this segment includes dedicated solutions for the GovCon Government contracting market, IT help desk services specializing in healthcare and software product distribution services particularly IBM, BMC and Atlassian products to customers in the public-government sector in the U.S (mainly through RightStar Inc.). In 2021, activity in the U.S accounted for approximately 8% of Matrix’s revenues and approximately 11% of its operating income.

Training and integration:

Matrix’s activities in this segment consist of operating a network of high-tech training and instruction centers which provide application courses, professional training courses and advanced professional studies in the high-tech industry, courses of soft skills and management training and provision of training and implementation of computer systems. Matrix also outsources IT services based on graduates of its courses. In 2021, activity in training and integration accounted for approximately 4% of Matrix’s revenues and for approximately 5% of its operating income.

Computer and cloud infrastructure and integration solutions:

Matrix’s activities in this segment, is primarily providing computer solutions to computer and communications infrastructures, marketing and sale of computers and peripheral equipment to business customers, providing related services, and cloud computing solutions (through the business specializing unit of the Company - Cloud Zone) and a myriad of services regarding Database services and Big data services (through the specialized business unit Data zone). In 2021, activity in computer and cloud infrastructure and integration solutions accounted for approximately 28% of Matrix’s revenues and for approximately 19% of its operating income.

Software product marketing and support:

Matrix’s activities in this segment include marketing, distributing and support for various software products, the principal of which are CRM, computer systems management infrastructures, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools. In 2021, activity in software product marketing and support accounted for approximately 6% of Matrix’s revenues and approximately 8% of its operating income.

Sapiens

Sapiens is a leading global provider of software solutions for the insurance industry. Sapiens’ extensive expertise is reflected in its innovative software platforms, suites, solutions and services for property & casualty (P&C); life, pension & annuity (L&A); reinsurance; financial and compliance (F&C); workers’ compensation (WC); and financial markets. Sapiens offers a full digital suite that provides an end-to-end, holistic and seamless digital experience for carriers, agents, customers and assorted insurance personnel, across multiple devices and technologies. Sapiens’ offerings enable its customers to effectively manage their core business functions – including policy administration, claims and billing –supporting insurers during their digital transformation journeys. Sapiens portfolio also covers underwriting, illustration and electronic application. Furthermore, Sapiens supplies decision management solutions tailored to a variety of financial services providers, so business users across verticals can quickly deploy business logic and comply with policies and regulations throughout their organizations. Its platforms possess modern, modular architecture and are digital-driven empowering customers to respond to the rapidly changing insurance market and frequent regulatory changes, while improving the efficiency of their core operations.

Magic Software

Magic Software is a global provider of: (i) software services and Information Technologies (“IT”) outsourcing software services; (ii) proprietary application development and business process integration platforms; (iii) selected packaged vertical software solutions; as well as (iv) cloud based services for end to end digital transformation. Magic Software’s technology is used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, Magic Software’s technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment.

With respect to software services and IT outsourcing services, Magic Software offers a vast portfolio of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, integration projects, project management, software testing and quality assurance, engineering consulting (including supervision of engineering projects), support services, cloud computing for deployment of highly available and massively-scalable applications and API’s and supplemental outsourcing services, all according to the specific needs of the customer, and in accordance with the professional expertise required in each case.

In addition, Magic Software offers a variety of proprietary comprehensive packaged software solutions through certain of its subsidiaries for (i) enterprise-wide and fully integrated medical platform (“Clicks”), specializing in the design and management of patient-file oriented software solutions for managed care and large-scale health care providers. This platform aims to allow providers to securely access an individual’s electronic health record at the point of care, and it organizes and proactively delivers information with potentially real time feedback to meet the specific needs of physicians, nurses, laboratory technicians, pharmacists, front- and back-office professionals and consumers; (ii) enterprise management systems for both hubs and traditional air cargo ground handling operations from physical handling and cargo documentation through customs, seamless electronic data interchange, or EDI communications, dangerous goods, special handling, track and trace, security to billing (“Hermes”); (iii) enterprise human capital management, or HCM, solutions, to facilitate the collection, analysis and interpretation of quality data about people, their jobs and their performance, to enhance HCM decision making (“HR Pulse”); (iv) revenue management and monetization solutions in mobile, wireline, broadband and mobile virtual network operator/enabler, or MVNO/E (“Leap”); (v) comprehensive systems for managing broadcast channels in the area of TV broadcast management through cloud-based on-demand service or on-premise solutions; (vi) comprehensive solution for sales and distribution field activities, such as order taking, route accounting, trade marketing, retail execution, proof of deliveries and B2B E-commerce (“Mobisale”); and (vii) comprehensive solution for efficient management of all types of rehabilitation centers (“Nativ”).

Magic Software solutions are used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS, Appbuilder and Magic SmartUX), an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT), Magic BusinessEye – a cloud-based platform for all verticals enabling smooth end-to-end digital transformation and full organizational business intelligence and FactoryEye - a proprietary high performance, low-code, flexible, hybrid platform for manufacturers based on existing infrastructure enabling real-time virtualizations of all production data and advanced analytics (based on machine learning) for improved productivity and competitive advantage. These solutions enable Magic Software customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Magic Software products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value-added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

Insync

InSync is a U.S based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. InSync currently supports more than 30 VMS program customers with employees in over 40 states.

Michpal

Michpal, an Israeli registered company, is a developer of proprietary, on-premise payroll software solution for processing traditional payroll stubs to Israeli enterprises and payroll service providers. Michpal also developed several complementary modules such as attendance reporting, which are sold to its customers for additional fees. Together with its subsidiaries Unique Software Industries Ltd, a software development and services company, providing integrated solutions in the field of payroll for more than 30 years, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, and Effective Solutions Ltd Michapl also provides consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring a payroll, labor, pensions, social security and employee income tax matters. As of December 31, 2021, Michpal serves approximately 8,000 customers, most of which are long-term customers.

Zap Group

Zap Group, is Israel’s largest group of consumer websites which manages more than twenty leading consumer websites from diverse content worlds with a total of more than 17 million visits per month, including Zap Price Comparison website, Zap Yellow Pages (the largest business index in Israel) and Zap Rest (Israel’s restaurants index). Zap Group, an Israeli private company, provides a variety of digital advertising solutions for its customers (small and medium businesses in Israel) and an access to an E-commerce platform to allow them engage with their consumers. Zap Group serves over 400,000 listed businesses on its platforms; approximately 16,000 of them are paying customers. The websites managed and offered by Zap Group offer consumers a user-friendly search experience with a variety of advanced tools, which enable them to make educated purchase decisions in the best and most informed way.

Digital Solutions

Zap Group provides a variety of digital advertising solutions for its customers (small and medium businesses in Israel) and an access to an E-commerce platform that allows them to engage with their consumers. Zap Group regularly seeks to develop attractive digital solutions, which it believes to have market potential for small and medium businesses and their end user. All of Zap Group’s investments in this area have been proven, where we believe we can leverage our experience to enhance product positioning and increase market penetration. We provide our management and technical and financial expertise, marketing experience to help bring these products to market.

E-commerce Solutions

Zap Group provides an e-commerce platform for approximately 1,500 large, medium and small businesses, which operate stores in Israel. The platform, both website and application, allow end users to compare prices of the various stores for over 1.2 million products in 650 categories. The platform provides to more than 120 million visiting end users annually, 300,000 reviews of stores and products and 5,000 quality guides (videos and articles), which allow them to engage through the platform directly with the stores for a purchase of a certain product they looked at through the platform. Total online purchases through the platform is estimated at approximately NIS 2 billion annually, which is estimated at 14% out of total online purchase volume in Israel (not including food and beverage).

In 2021, Zap Group launched a new website for car sellers and buyers, which provides a marketplace where buyers can explore on one website various options for buying a second-hand car (B2C). The platform allows the buyer to compare prices, specs, financing, peripheral services, accessories and overall packages. The Online, real-time supply availability enables transparency, and also provides the buyer an aggregated view of specific sellers and agencies and a direct contact with a large pool of sellers

Digital platforms

Zap Group provides digital advertising platforms and services through 18 websites for medium and small businesses in 1,600 business categories in Israel, including doctors, lawyers, and other service and product providers. The platform, both website and application allow end users to contact directly with the service provider. The platform provides to more than 50 million visiting end users annually, 200,000 reviews, 2,000 quality guides (videos and articles), 300 price lists, and 700 forums with more than 1.5 million expert explanations.

Zap Group also provides its customers other digital services as Search Engine Marketing (Pay Per Click Google and Facebook campaigns) and Search Engine Optimization for their websites. Zap Group also provides website design services, creation of new websites on various tools (ZAP-X), management of social media, online business cards (GMB), and big data services.

Restaurants and events

Zap Group provides digital advertising platforms and services for more than 17,000 restaurants listed and provides services for social events. Approximately 2,500 of them are paying customers. The platform, both website and application allow end users to directly contact the restaurant for table ordering, ordering of delivery or take away, to post visit reviews or explore the restaurant menu, photo gallery and other content such as articles, etc. The platform provides to more than 30 million visiting end users annually, approximately two million food deliveries, 200,000 reviews, 5,000 food and culinary articles (videos and articles), and more than 0.5 million push updates annually.

Other

ZAP Group provides digital advertising platform for domestic travel and hospitality businesses in Israel (the “Platform”). The platform, both website and application, allows end users to order directly from the provider (hotel, guesthouse or attraction service provider). The platform provides access to millions of visiting end users annually, to approximately 1,200 vacation and leisure locations.

Ofek

Founded in 1987, Ofek is one of the leading companies in Israel in the fields of aerial and satellite mapping, geographic data collection and processing, and provider of services in numerous geographic applications. Among Ofek’s customers are many government authorities and foreign government. Ofek employs approximately 100 employees, all situated at Ofek’s headquarter in Natanya, Israel, in multiple areas of expertise: geodetic engineers, software experts, geographers and aerial photo interpreters, GIS and surveying engineers, 3D mapping and data processing experts. The company owns three aerial photography aircrafts equipped with state-of-the-art mapping sensors. Ofek operates worldwide. It has successfully completed projects for various clients (government and private) in Asia, America, Europe, Middle East and Africa, and it constantly involved in ongoing international geographic projects. Ofek aerial photography has accumulated experience in managing and executing NSDI and GIS projects and surveys for detecting, collecting and analyzing diverse geographic cadastral and environmental information.

TSG

TSG is a global high-technology company engaged in high-end technical solutions for protecting the safety of national borders, improving data gathering mechanisms, and enhancing communications channels for military, homeland security and civilian organizations.

TSG operates primarily in the defense and homeland security arenas. The nature of military and homeland security actions in recent years, including low intensity conflicts and ongoing terrorist activities, as well as budgetary pressures to focus on leaner but more technically advanced forces, have caused a shift in the defense and homeland security priorities for many of TSG’s major customers. As a result, TSG believes there is a continued demand in the areas of command, control, communications, computer and intelligence (C4I) systems, intelligence, surveillance and reconnaissance (ISR) systems, intelligence gathering systems, border and perimeter security systems, cyber-defense systems. There is also a continuing demand for cost-effective logistic support and training and simulation services. TSG believes that its synergistic approach of finding solutions that combine elements of its various activities positions it to meet evolving customer requirements in many of these areas. TSG tailors and adapts its technologies, integration skills, market knowledge and operationally-proven systems to each customer’s individual requirements in both existing and new platforms. By upgrading existing platforms with advanced technologies, TSG provides customers with cost-effective solutions, and its customers are able to improve their technological and operational capabilities within limited budgets.

TSG markets its systems and products either as a prime contractor or as a subcontractor to various governments and defense and homeland security contractors worldwide. In Israel, TSG sells its defense, intelligence and homeland security systems and products mainly to the IMOD, which procures all equipment for the Israeli Defense Force (IDF).

b)	Consolidated Goodwill in material partially owned subsidiaries:

	December 31,
	2021	2020
Matrix and its subsidiaries	$306,421	$290,662
Sapiens and its subsidiaries	406,498	409,646
Magic Software and its subsidiaries	146,803	135,682
Michpal and its subsidiaries	36,108	34,758
ZAP and its subsidiaries	35,292	-
Other consolidated subsidiaries	1,732	1,676
	$932,854	$872,424

c)	Reporting on operating segments:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assesses its performance. The CODM has been identified as Formula’s CEO. The CODM assess the performance of the Group based on each of the Group’s directly held subsidiaries and company accounted for at equity operating income (or loss). Headquarters and finance expenses of Formula are allocated proportionally among the investees.

	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2021:
Revenues from external customers	1,344,088	461,035	477,643	32,087	51,640	127,641	(89,758)	2,404,376
Inter-segment revenues	6,529	-	2,682	-	-	-	(9,211)	-
Total revenues	1,350,617	461,035	480,325	32,087	51,640	127,641	(98,969)	2,404,376
Depreciation and amortization	45,736	45,732	19,837	4,023	7,486	3,776	(4,406)	122,184
Segment operating income	102,054	44,210	59,785	6,838	5,962	3,841	(3,519)	219,171
Unallocated corporate expenses								(11,155)
Total operating income								208,016
Financial expenses, net								(24,005)
Group’s share of profits of companies accounted for at equity, net								505
Taxes on income								(42,614)
Net income								$141,902

	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2020:
Revenues from external customers	1,116,178	382,903	368,357	26,244	-	120,330	(80,094)	1,933,918
Inter-segment revenues	5,316	-	2,837	-	-	-	(8,153)	-
Total revenues	1,121,494	382,903	371,194	26,244	-	120,330	(88,247)	1,933,918
Depreciation and amortization	36,244	35,965	18,861	3,506	-	3,377	(2,446)	95,507
Segment operating income	84,181	35,337	47,757	6,333	-	4,753	(3,455)	174,906
Unallocated corporate expenses								(4,265)
Total operating income								170,641
Financial expenses, net								(26,885)
Group’s share of profits of companies accounted for at equity, net								1,535
Taxes on income								(31,269)
Net income								$114,022

	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2019:
Revenues from external customers	1,005,721	325,674	322,401	21,271	-	117,245	(91,197)	1,701,115
Inter-segment revenues	3,986	-	3,229	-	-	-	(7,215)	-
Total revenues	1,009,707	325,674	325,630	21,271	-	117,245	(98,412)	1,701,115
Depreciation and amortization	34,780	32,196	17,584	2,500	-	2,158	(2,286)	86,932
Segment operating income	71,552	32,336	33,817	5,279	-	5,785	(7,553)	141,216
Unallocated corporate expenses								(2,727)
Total operating income								138,489
Financial expenses, net								(18,652)
Group’s share of profits of companies accounted for at equity, net								1,787
Taxes on income								(27,201)
Net income								$94,423